Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt (gross)	$ (1,406,721)	$ (1,651,507)
Subtotal (excluding lessor VIE debt)	(860,011)	(1,054,227)
Deferred finance charges	24,444	28,207
Total debt, net of deferred financing costs	(1,382,277)	(1,623,300)
Current portion of long-term debt and short-term debt	(366,791)
Long-term interest-bearing debt - non-current portion	(1,015,486)	(920,130)
Total	(1,382,277)
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(359,572)
Long-term interest-bearing debt - non-current portion	(186,808)	(216,313)
Total	(546,380)
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(7,219)
Long-term interest-bearing debt - non-current portion	(828,678)
Total	(835,897)
Revolving Credit Facility | Gimi facility
Debt Instrument [Line Items]
Total debt (gross)	(535,000)	(410,000)
Long-term Debt | Norwegian Bonds
Debt Instrument [Line Items]
Total debt (gross)	(299,480)	(299,403)
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt (gross)	(25,531)	(29,178)
Secured Debt | CSSC VIE debt
Debt Instrument [Line Items]
Total debt (gross)	(546,710)	(597,280)
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Total debt (gross)	$ 0	$ (315,646)